Offsets	Jan. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Scage Future
Form or Filing Type	F-4
File Number	333-281332
Initial Filing Date	Aug. 07, 2024
Fee Offset Claimed	$ 34,517.10
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares issuable upon exercise of Warrants
Unsold Securities Associated with Fee Offset Claimed	21,734,165
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 249,942,897.50
Explanation for Claimed Amount	The Registrant previously registered for resale up to 21,737,500 Ordinary Shares issuable upon the exercise of certain assumed warrants under a registration statement on Form F-4 (File No. 333-281332) (the “Prior Registration Statement”).

Of the 21,737,500 Ordinary Shares registered for resale on the Prior Registration Statement, 21,734,165 Ordinary Shares remain unsold as of the date of the filing of this Registration Statement on Form F-1. $34,517.11 of the $36,897.2325 of total fees paid in connection with the Prior Registration Statement are associated with the 21,734,165 Ordinary Shares that remain unsold under the Prior Registration Statement and that the Registrant now intends to register, among others, under this Registration Statement on Form F-1.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Scage Future
Form or Filing Type	F-4
File Number	333-281332
Filing Date	Aug. 07, 2024
Fee Paid with Fee Offset Source	$ 34,517.11